OPERATING LEASES (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Minimum contractual future revenues to be received:
2014	$ 351,888,000
2015	352,154,000
2016	340,567,000
2017	337,040,000
2018	212,290,000
2019 and later	789,524,000
Total	2,383,463,000
Equipment Leased to Other Party [Member]
Minimum contractual future revenues to be received:
Cost	1,858,300,000	1,555,700,000
Accumulated depreciation	$ 449,000,000	$ 362,900,000